Interest Expense - Schedule of Interest Expense (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Interest Expense [Abstract]
Interest expense on loan payables to related companies			RM 59,122
Interest on lease liabilities (Note 13)	26,282	6,480	62,689
Interest expense	RM 26,282	$ 6,480	RM 121,811